Provisions, income tax liabilities and other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of Non Current Provisions and Other Non-current Liabilities
The line item Non current provisions and other non-current liabilities comprises the following:

(€ million)	2023	2022	2021
Provisions	5,262	5,822	6,430
Other non-current liabilities(a)	2,340	519	291
Total	7,602	6,341	6,721
(a)    Includes derivative financial instruments: €164 million as of December 31, 2023, €232 million as of December 31, 2022, €6 million as of December 31, 2021.
The figure as of December 31, 2023 includes €1,960 million for the liability in respect of royalties payable to Sobi on net sales of BEYFORTUS (nirsevimab) in the United States (see Note C.2.). Given the method used to calculate royalties payable, an increase or decrease in sales forecasts would lead to a proportionate change in the amount of the liability. The nominal value of payments estimated to be due within more than one year but less than five years is €1,112 million; the nominal value of payments estimated to be due after more than five years is €2,860 million.

Summary of Movements in Non-current Provisions
The table below sets forth movements in non-current provisions for the reporting periods presented:

(€ million)	Provisions for pensions and other post-employment benefits (D.19.1.)		Provisions for other long-term benefits	Restructuring provisions (D.19.2.)	Other provisions (D.19.3.)	Total
Balance at January 1, 2021	3,276	(b)	879	868	1,975	6,998
Changes in scope of consolidation	(2)		—	—	37	35
Increases in provisions	247	(a)	156	67	261	731
Provisions utilized	(222)	(a)	(122)	(8)	(107)	(459)
Reversals of unutilized provisions	(13)	(a)	(7)	(35)	(145)	(200)
Transfers	(13)		(3)	(370)	(39)	(425)
Net interest related to employee benefits, and unwinding of discount	42		2	—	9	53
Currency translation differences	80		30	2	33	145
Actuarial gains and losses on defined-benefit plans	(448)		—	—	—	(448)
Balance at December 31, 2021	2,947		935	524	2,024	6,430
Changes in scope of consolidation	(96)		(28)	—	(76)	(200)
Increases in provisions	193	(a)	40	521	531	1,285
Provisions utilized	(275)	(a)	(119)	(12)	(122)	(528)
Reversals of unutilized provisions	(66)	(a)	(20)	(11)	(191)	(288)
Transfers	10		4	(265)	(23)	(274)
Net interest related to employee benefits, and unwinding of discount	43		4	5	12	64
Currency translation differences	63		28	(1)	23	113
Actuarial gains and losses on defined-benefit plans	(780)		—	—	—	(780)
Balance at December 31, 2022	2,039		844	761	2,178	5,822
Changes in scope of consolidation	—		—	—	—	—
Increases in provisions	141	(a)	185	315	311	952
Provisions utilized	(162)	(a)	(107)	(25)	(114)	(408)
Reversals of unutilized provisions	(21)	(a)	(190)	(159)	(388)	(758)
Transfers	(1)		—	(361)	(210)	(572)
Net interest related to employee benefits, and unwinding of discount	70		3	23	24	120
Currency translation differences	(23)		(17)	—	(25)	(65)
Actuarial gains and losses on defined-benefit plans	171		—	—	—	171
Balance at December 31, 2023	2,214		718	554	1,776	5,262
(a)    In the case of “Provisions for pensions and other post-employment benefits”, the “Increases in provisions” line corresponds to rights vesting in employees during the period, and past service cost; the “Provisions utilized” line corresponds to contributions paid into pension funds and to beneficiaries; and the “Reversals of unutilized provisions” line corresponds to plan curtailments, settlements and amendments.
(b)    Includes the impact of the April 2021 IFRIC agenda decision on the allocation of benefits to service periods, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.

Summary of Financial and Demographic Assumptions
Those calculations were based on the following financial and demographic assumptions:

	2023				2022				2021
	France	Germany	US	UK	France	Germany	US	UK	France	Germany	US	UK
Discount rate(a)(b)	2.95% to 3.15%	2.95% to 3.15%	4.75%	4.50%	3.55% to 3.75%	3.55% to 3.75%	4.90%	4.75%	0.10% to 1.10%	0.10% to 1.10%	2.70%	1.90%
General inflation rate(c)	2.20%	2.20%	—	3.05%	2.50%	2.50%	—	3.25%	1.95%	1.95%	—	3.30%
Pension benefit indexation	2.20%	2.20%	—	2.90%	2.50%	2.50%	—	3.00%	1.95%	1.95%	—	3.15%
Healthcare cost inflation rate(d)	—	—	4.00% to 9.75%	—	—	—	3.29% to 6.56%	—	—	—	3.50% to 4.50%	—
Retirement age	62 to 67	63	55 to 70	60 to 65	62 to 67	63	55 to 70	60 to 65	62 to 67	62	55 to 70	60 to 65
Mortality table	TGH/ TGF 05	Heubeck RT 2018 G	RP2012 Proj. MP2021 White Collar	SAPS S3	TGH/ TGF 05	Heubeck RT 2018 G	RP2012 Proj. MP2021 White Collar	SAPS S3	TGH/ TGF 05	Heubeck RT 2018 G	RP2012 Proj. G. Scale MP2020 White Collar	SAPS S3
(a)    The discount rates used were based on market rates for high quality corporate bonds with a duration close to that of the expected benefit payments under the plans. The benchmarks used to determine discount rates were the same for all periods presented.
(b)    The rate depends on the duration of the plan (0 to 7 years, 7 to 10 years, or more than 10 years).
(c)    Inflation for the euro zone is determined using a multi-criterion method.
(d)    No post-employment healthcare benefits are provided in France since 2020, Germany and UK.

Summary of Weighted Average Duration of Obligation for Pensions and Other Long-term Benefits in Principal Countries
The table below shows the duration of Sanofi’s obligations in the principal countries:

	2023				2022				2021
(years)	France	Germany	US	UK	France	Germany	US	UK	France	Germany	US	UK
Weighted average duration	10	12	11	13	10	12	11	13	12	16	15	17

Summary of Sensitivity for Pensions and Other Post-employment Benefits to Changes in Key Actuarial Assumptions
The table below shows the sensitivity of Sanofi’s obligations for pensions and other post-employment benefits to changes in key actuarial assumptions:

(€ million)	Pensions and other post-employment benefits, by principal country
Measurement of defined-benefit obligation	Change in assumption	France	Germany	US	UK
Discount rate	-0.50%	+56	+170	+78	+42
General inflation rate	+0.50%	+40	+220	—	+43
Pension benefit indexation	+0.50%	+41	+216	—	+20
Healthcare cost inflation rate	+0.50%	+5	—	+5	+43
Mortality table	+1 year	+38	+53	+25	+19

Reconciliation of Net Obligation in Respect of Sanofi's Pension and Other Post-Employment Benefit Plans
The table below reconciles the net obligation in respect of Sanofi’s pension and other post-employment benefit plans with the amounts recognized in the consolidated financial statements:

	Pensions and other post-employment benefits
(€ million)	2023	2022	2021	(a)
Measurement of the obligation:
Beginning of period	8,651	12,175	12,456
Current service cost	140	193	227
Interest cost	346	206	148
Actuarial losses/(gains) due to changes in demographic assumptions	(34)	(219)	(162)
Actuarial losses/(gains) due to changes in financial assumptions	157	(3,006)	(210)
Actuarial losses/(gains) due to experience adjustments	256	177	(120)
Plan amendments, curtailments or settlements not specified in the terms of the plan(b)	(36)	(229)	(4)
Plan settlements specified in the terms of the plan	(40)	(84)	(66)
Benefits paid	(483)	(463)	(503)
Changes in scope of consolidation and transfers	(14)	(114)	(8)
Currency translation differences	(13)	15	417
Obligation at end of period	8,930	8,651	12,175
Fair value of plan assets:
Beginning of period	6,899	9,651	9,358
Interest income on plan assets	276	163	106
Difference between actual return and interest income on plan assets	197	(2,398)	207
Administration costs	(7)	(6)	(7)
Plan settlements specified in the terms of the plan	(40)	(84)	(66)
Plan settlements not specified in the terms of the plan	(17)	(161)	(9)
Contributions from plan members	6	6	6
Employer’s contributions	122	238	176
Benefits paid	(446)	(426)	(458)
Changes in scope of consolidation and transfers	(8)	(32)	(6)
Currency translation differences	11	(52)	344
Fair value of plan assets at end of period	6,993	6,899	9,651
Net amount shown in the balance sheet:
Net obligation	1,937	1,752	2,524
Effect of asset ceiling	6	18	15
Net amount shown in the balance sheet at end of period	1,943	1,770	2,539
Amounts recognized in the balance sheet:
Pre-funded obligations (see Note D.7.)(b)	(271)	(269)	(408)
Obligations provided for	2,214	2,039	2,947
Net amount recognized at end of period	1,943	1,770	2,539
Benefit cost for the period:
Current service cost	140	193	227
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(22)	(68)	5
Net interest (income)/cost	71	43	42
Contributions from plan members	(6)	(6)	(6)
Administration costs and taxes paid during the period	7	6	7
Expense recognized directly in profit or loss	190	168	276
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)(c)	171	(650)	(685)
Expense/(gain) for the period	361	(482)	(409)
(a)    These amounts include the impact of applying the April 2021 IFRIC agenda decision on the attribution of benefits to periods of service.
(b)    For 2023, this line includes €66 million of assets in the United Kingdom (versus €99 million for 2022 and €220 million for 2021); those amounts are not subject to any asset ceiling, in accordance with IFRIC 14.
(c)    Amounts recognized in Other comprehensive income (see Note D.15.7.).

Net Liability in Respect of Pension Plans and Other Post-employment Benefits by Geographical Region
The tables below show Sanofi’s net liability in respect of pension plans and other post-employment benefits by geographical region:

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2023	France	Germany	US	UK	Other	Total
Measurement of obligation	1,322	2,911	1,528	2,174	995	8,930
Fair value of plan assets	675	2,401	825	2,235	857	6,993
Effect of asset ceiling	—	—	—	—	(6)	(6)
Net amount shown in the balance sheet at end of period	647	510	703	(61)	144	1,943

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2022	France	Germany	US	UK	Other	Total
Measurement of obligation	1,324	2,730	1,546	2,080	971	8,651
Fair value of plan assets	697	2,317	860	2,175	850	6,899
Effect of asset ceiling	—	—	—	—	(18)	(18)
Net amount shown in the balance sheet at end of period	627	413	686	(95)	139	1,770

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2021	France	Germany	US	UK	Other	Total
Measurement of obligation	1,657	3,576	2,099	3,414	1,429	12,175
Fair value of plan assets	838	2,808	1,127	3,629	1,249	9,651
Effect of asset ceiling	—	—	—	—	(15)	(15)
Net amount shown in the balance sheet at end of period	819	768	972	(215)	195	2,539

Fair Value of Plans Assets relating to Pension Plans and Other Post-employment Plans
The table below shows the fair value of plan assets relating to Sanofi’s pension and other post-employment plans, split by asset category:

	2023	2022	2021
Securities quoted in an active market	84.9%	84.4%	86.9%
Cash and cash equivalents	0.8%	0.7%	0.7%
Equity instruments	22.3%	21.7%	25.0%
Bonds and similar instruments	54.3%	52.4%	53.8%
Real estate	3.4%	4.0%	4.0%
Derivatives	—%	0.1%	—%
Commodities	0.9%	0.9%	1.0%
Other	3.2%	4.6%	2.4%
Other securities	15.1%	15.6%	13.1%
Hedge funds	—%	—%	—%
Insurance policies	15.1%	15.6%	13.1%
Total	100.0%	100.0%	100.0%

Service Cost for Pension and Other post-employment Benefit Plans, by Geographical Region
The tables below show the service cost for Sanofi’s pension and other post-employment benefit plans, by geographical region:

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2023	France	Germany	US	UK	Other	Total
Current service cost	50	30	20	—	40	140
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(20)	—	1	—	(3)	(22)
Net interest cost/(income) including administration costs and taxes paid during the period	22	15	35	(5)	11	78
Contributions from plan members	—	—	—	—	(6)	(6)
Expense/(gain) recognized directly in profit or loss	52	45	56	(5)	42	190
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	3	98	26	44	—	171
Expense/(gain) for the period	55	143	82	39	42	361

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2022	France	Germany	US	UK	Other	Total
Current service cost	61	44	50	—	38	193
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(60)	2	1	(6)	(5)	(68)
Net interest cost/(income) including administration costs and taxes paid during the period	10	7	30	(7)	9	49
Contributions from plan members	—	—	—	—	(6)	(6)
Expense/(gain) recognized directly in profit or loss	11	53	81	(13)	36	168
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(156)	(204)	(382)	130	(38)	(650)
Expense/(gain) for the period	(145)	(151)	(301)	117	(2)	(482)

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2021	France	Germany	US	UK	Other	Total
Current service cost	72	47	57	—	51	227
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	2	—	—	3	—	5
Net interest cost/(income) including administration costs and taxes paid during the period	5	5	27	3	9	49
Contributions from plan members	—	—	—	—	(6)	(6)
Expense/(gain) recognized directly in profit or loss	80	52	84	6	54	276
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(106)	(113)	(157)	(236)	(73)	(685)
Expense/(gain) for the period	(26)	(61)	(73)	(230)	(19)	(409)

Remeasurement of Net Defined-benefit (Asset)/Liability (Actuarial Gains and Losses)
An analysis of the “Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)” line in the preceding tables is set forth below:

(€ million)	2023				2022				2021
	France	Germany	US	UK	France	Germany	US	UK	France	Germany	US	UK
Actuarial gains/(losses) arising during the period	(3)	(98)	(25)	(44)	156	205	382	(131)	106	113	156	237
Comprising:
Gains/(losses) on experience adjustments(a)	16	(54)	(7)	(12)	(120)	(620)	(287)	(1,328)	60	182	23	35
Gains/(losses) on demographic assumptions	—	—	18	11	—	—	129	54	—	—	51	125
Gains/(losses) on financial assumptions	(19)	(44)	(36)	(43)	276	825	540	1,143	46	(69)	82	77
(a)    Experience adjustments are mainly due to the effect on plan assets of trends in the financial markets.

Summary of Net Pre-tax Actuarial Loss
The net pre-tax actuarial loss (excluding investments accounted for using the equity method) recognized directly in equity is presented below:

(€ million)	2023	2022	2021
Net pre-tax actuarial loss	(2,259)	(2,090)	(2,738)

Summary of Present Value of Pension and Other Post Employement Benefits
The present value of Sanofi’s obligations in respect of pension and other post-employment benefit plans at the end of each reporting period is shown below:

(€ million)	2023	2022	2021
Present value of wholly or partially funded obligations in respect of pension and other post-employment benefit plans	7,693	7,463	10,416
Present value of unfunded obligations	1,237	1,188	1,759
Total	8,930	8,651	12,175

Total Expense for Pensions and Other Post-employment Benefits Allocated between Income Statement Line Items
The total expense for pensions and other post-employment benefits (€190 million in 2023) is allocated between income statement line items as follows:

(€ million)	2023	2022	2021
Cost of sales	34	55	77
Research and development expenses	28	52	65
Selling and general expenses	61	81	87
Other operating (income)/expenses, net	5	(2)	(1)
Restructuring costs	(9)	(61)	6
Financial expenses	71	43	42
Total	190	168	276

Estimated Amounts of Employer's Contributions to Plan Assets	The estimated amounts of employer’s contributions to plan assets in 2024 are as follows:

(€ million)	France	Germany	US	UK	Other	Total
Employer’s contributions in 2024 (estimate):
2024	—	—	—	46	40	86

Expected Timing of Benefit Payments under Pension and Other Post-employment Benefit Plans
The table below shows the expected timing of benefit payments under pension and other post-employment benefit plans for future years:

(€ million)	France	Germany	US	UK	Other	Total
Estimated future benefit payments
2024	103	198	102	116	60	579
2025	68	212	91	120	54	545
2026	60	218	95	123	60	556
2027	79	221	98	127	59	584
2028	93	229	101	131	62	616
2029 to 2033	438	1,190	526	716	343	3,213

Timing of Future Payments in Respect of Unfunded Pension and Other Post-employment Benefit Plans
The table below shows estimates as of December 31, 2023 for the timing of future payments in respect of unfunded pension and other post-employment benefit plans:

	Total	Payments due by period
(€ million)		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Estimated payments	1,238	86	117	144	891

Movements in Restructuring Provisions Classified in Non-current and Current Liabilities
The table below shows movements in restructuring provisions classified in non-current and current liabilities:

(€ million)	2023	2022	2021
Balance, beginning of period	1,233	1,118	1,499
Of which:
•Classified in non-current liabilities	761	524	868
•Classified in current liabilities	472	594	631
Change in provisions recognized in profit or loss for the period	435	636	183
Provisions utilized(a)	(561)	(522)	(571)
Transfers	3	—	1
Unwinding of discount	31	5	—
Currency translation differences	(9)	(4)	6
Balance, end of period	1,132	1,233	1,118
Of which:
•Classified in non-current liabilities	554	761	524
•Classified in current liabilities	578	472	594
(a)    Provisions utilized mainly correspond to payments related to employees affected by separation programs.

Timing of Future Termination Benefit Payments
The timing of future termination benefit payments is as follows:

December 31, 2023	Total	Benefit payments by period
(€ million)		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	611	215	315	79	2
•Other countries	357	302	47	7	1
Total	968	517	362	86	3

December 31, 2022		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	804	185	412	207	—
•Other countries	235	189	36	8	2
Total	1,039	374	448	215	2

December 31, 2021		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	614	269	288	53	4
•Other countries	329	207	106	14	2
Total	943	476	394	67	6

Summary of Other Provisions
Other provisions include provisions for risks and litigation relating to environmental, tax, commercial and product liability matters.

(€ million)	2023	2022	2021
Environmental risks	493	526	650
Product liability risks, litigation and other	1,283	1,652	1,374
Total	1,776	2,178	2,024

Current Provisions and Other Current Liabilities
Current provisions and other current liabilities comprise the following:

(€ million)	2023	2022	2021
Taxes payable, other than corporate income taxes	395	420	428
Employee-related liabilities	2,106	2,158	2,126
Restructuring provisions (see Note D.19.2.)	578	472	594
Interest rate derivatives (see Note D.20.)	1	—	1
Currency derivatives (see Note D.20.)	126	94	62
Equity derivatives (see Note D.20.)	—	—	16
Amounts payable for acquisitions of non-current assets	945	714	559
Customer contract liabilities(a)	—	269	321
Other current liabilities(b)(c)	9,590	7,894	7,110
Total	13,741	12,021	11,217
(a)    See Note A.5., “Agreements relating to the recombinant COVID-19 vaccine candidate developed by Sanofi in collaboration with GSK”. The year-on-year change in this item between 2022 and 2023 includes revenue of €269 million recognized in profit or loss during 2023 previously included in “Customer contract liabilities” as of December 31, 2022, compared with revenue of €85 million recognized in profit or loss during 2022 previously included in “Customer contract liabilities” as of December 31, 2021 . No such revenue was recognized in 2021.
(b)    “Other current liabilities” mainly comprises provisions and liabilities for customer rebates and returns; provisions for discounts and rebates granted to healthcare authorities and governmental programs (see Note D.23.); and the liability payable at each reporting date under the Monoclonal Antibody Alliance with Regeneron.
(c)    As of December 31, 2023 includes €131 million (nominal value: €137 million) for the current liability relating to royalties payable to Sobi on net sales of BEYFORTUS (nirsevimab) in the United States (see Note C.2.)